Supplement to the
Fidelity Advisor® Diversified Stock Fund
Class A, Class M, Class C, Class I and Class Z
November 29, 2017
Prospectus

James Morrow no longer serves as lead portfolio manager of the fund.

The following information replaces existing information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Ramona Persaud (co-manager) has managed the fund since September 2017.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Ramona Persaud is co-manager of the fund, which she has managed since September 2017. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

ADESI-18-01 1.820518.123	January 18, 2018

Supplement to the
Fidelity Advisor® Capital Development Fund and Fidelity Advisor® Diversified Stock Fund
Class A, Class M, Class C, Class I and Class Z
November 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

James Morrow no longer serves as lead portfolio manager of Fidelity Advisor® Diversified Stock Fund. Daniel Kelley serves as portfolio manager of Fidelity Advisor® Diversified Stock Fund.

ADESI-ADESIIB-18-01 1.823112.116	January 18, 2018

Supplement to the
Fidelity® Destiny® Portfolios
Fidelity Advisor® Diversified Stock Fund
Class O
November 29, 2017
Prospectus

James Morrow no longer serves as lead portfolio manager of the fund.

The following information replaces existing information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Daniel Kelley (portfolio manager) has managed the fund since April 2017.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Daniel Kelley is portfolio manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Kelley has worked as an equity research analyst and portfolio manager.

DESIO-18-01 1.808152.112	January 18, 2018

Supplement to the
Fidelity® Destiny® Portfolios
Fidelity Advisor® Diversified Stock Fund
Class A
November 29, 2017
Prospectus

James Morrow no longer serves as lead portfolio manager of the fund.

The following information replaces existing information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Daniel Kelley (portfolio manager) has managed the fund since April 2017.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Daniel Kelley is portfolio manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Kelley has worked as an equity research analyst and portfolio manager.

DESIN-18-01 1.808150.115	January 18, 2018

Supplement to the
Fidelity Advisor® Capital Development Fund and Fidelity Advisor® Diversified Stock Fund
Class O and Class A
November 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

James Morrow no longer serves as lead portfolio manager of Fidelity Advisor® Diversified Stock Fund. Daniel Kelley serves as portfolio manager of Fidelity Advisor® Diversified Stock Fund.

DESB-18-01 1.477440.124	January 18, 2018